Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 01, 2011
WALDEN SMALL CAP INNOVATIONS FUND (Prospectus Summary) | WALDEN SMALL CAP INNOVATIONS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Walden Small Cap Innovations Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goals
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Walden Small Cap Innovations Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization companies.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Small Cap Innovations Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's
performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 36.01% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.01%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities, such as common and preferred stock of domestic and foreign small cap companies with innovative products and processes." Assets" means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days' advance notice of any change to this policy. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell
2000 Index at the time of purchase. As of June 30, 2011, the market capitalization range of the Russell 2000 Index was between $76 million and $3.1 billion. The Fund seeks to invest in companies with innovative products, services or processes, or that offer environmental or societal benefits. The
Fund may invest a portion of its assets in companies in emerging markets.

The Walden Small Cap Innovations Fund incorporates comprehensive environmental, social and governance (ESG) guidelines in portfolio construction. The Fund also seeks to strengthen ESG performance and accountability of portfolio companies through proxy voting, shareholder engagement and public policy advocacy. In selecting stocks, Walden Asset Management ("Walden"), an affiliate of the
Adviser, favors investment in companies and institutions it deems to have relatively strong ESG records and seeks to avoid those with inferior ESG performance relative to peers. After investing in a company, Walden may also choose to pursue shareholder advocacy to encourage stronger corporate responsibility and accountability.

Walden researches, evaluates and seeks to promote corporate responsibility in five broad areas of concern: products and services, workplace conditions, community impact, environmental impact and corporate governance. Hence, in each of the five broad areas identified above, and notwithstanding other investment considerations, Walden favors companies judged to demonstrate best practices relative to peers, improvement over time, robust management systems, and accountability through standardized public reporting and responsiveness to shareholders.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Investments in the Fund are not deposits of Boston Trust Investment
Management, Inc. (the "Adviser") or Boston Trust & Investment Management Company
and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the
Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund's shares, can fluctuate - at times dramatically.

Small Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards. These risks are magnified in "emerging markets."

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the "Adviser") or Boston Trust & Investment Managemen Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with those of a broad measure of market performance. Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-282-8782, extension 7050
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.btim.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Average Total Returns (Years ended December 31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:   Worst quarter:
Q2 2009         Q1 2009
21.55%         (12.43)%

For the period January 1, 2011 through June 30, 2011, the aggregate
(non-annualized) total return for the Fund was 7.39%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees,expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of December 31, 2010)
WALDEN SMALL CAP INNOVATIONS FUND (Prospectus Summary) | WALDEN SMALL CAP INNOVATIONS FUND | WALDEN SMALL CAP INNOVATIONS FUND
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-01
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.43%)
WALDEN SMALL CAP INNOVATIONS FUND | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees,expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2008
WALDEN SMALL CAP INNOVATIONS FUND | Russell 2000® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees,expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	28.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2008
WALDEN SMALL CAP INNOVATIONS FUND | WALDEN SMALL CAP INNOVATIONS FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,522
Annual Return 2009	rr_AnnualReturn2009	31.77%
Annual Return 2010	rr_AnnualReturn2010	25.65%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes Walden Small Cap Innovations Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	28.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2008
WALDEN SMALL CAP INNOVATIONS FUND | WALDEN SMALL CAP INNOVATIONS FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions Walden Small Cap Innovations Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	28.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2008
WALDEN SMALL CAP INNOVATIONS FUND | WALDEN SMALL CAP INNOVATIONS FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares Walden Small Cap Innovations Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2008

[1]	The Fund's benchmark for comparison purposes has been changed from the S&P 500® Index to the Russell 2000® Index. The Russell 2000® Index more accurately reflects the composition of the portfolio of securities held by the Fund.
[2]	The Total Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies ("Acquired Funds").
[3]	Boston Trust Investment Management, Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2012 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). To the extent the Fund incurs these expenses, Total Annual Fund Operating Expenses After Fee Waiver may exceed the maximum amount of 1.00%. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.